Consolidated statement of comprehensive income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Revenue	₽ 20,897	₽ 17,880	₽ 17,717
Operating costs and expenses:
Cost of revenue (exclusive of depreciation and amortization)	9,763	8,646	8,695
Selling, general and administrative expenses	6,243	3,423	3,469
Depreciation and amortization	796	796	689
Impairment of intangible assets	104	878
Profit from operations	3,991	4,137	4,864
Loss on disposal of subsidiaries		(10)	(38)
Other income and expenses, net	(41)	(69)	(23)
Foreign exchange gain	257	1,040	2,801
Foreign exchange loss	(373)	(1,963)	(1,360)
Interest income and expenses, net	6	(28)	(93)
Profit before tax	3,840	3,107	6,151
Income tax expense	(698)	(618)	(877)
Net profit	3,142	2,489	5,274
Attributable to:
Equity holders of the parent	3,114	2,474	5,187
Non-controlling interests	28	15	87
Exchange differences on translation of foreign operations
Differences arising during the year	(133)	(330)	231
Accumulated exchange differences reclassified to earnings upon disposal of foreign operations			56
Total comprehensive income, net of tax effect of nil	3,009	2,159	5,561
Attributable to:
Equity holders of the parent	2,981	2,144	5,443
Non-controlling interests	₽ 28	₽ 15	₽ 118
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	₽ 51.25	₽ 40.91	₽ 89.72
Diluted, profit attributable to ordinary equity holders of the parent	₽ 50.92	₽ 40.79	₽ 89.49